Schedule of Investments (unaudited)	iShares® MSCI Austria ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
FACC AG(a)(b)	74,784	$626,253

Air Freight & Logistics — 2.6%
Oesterreichische Post AG(b)	54,126	2,235,658

Banks — 30.9%
BAWAG Group AG(c)	66,411	3,856,850
Erste Group Bank AG	441,283	19,333,986
Raiffeisen Bank International AG	126,077	3,749,524
		26,940,360
Chemicals — 2.8%
Lenzing AG(a)	20,618	2,457,239

Commercial Services & Supplies — 1.2%
DO & CO AG(a)	13,561	1,009,502

Construction & Engineering — 0.8%
Porr AG(a)(b)	51,132	703,984

Construction Materials — 4.5%
Wienerberger AG	106,103	3,905,924

Diversified Telecommunication Services — 2.6%
Telekom Austria AG	266,453	2,256,245

Electric Utilities — 12.5%
EVN AG	62,062	1,787,768
Verbund AG	86,798	9,076,847
		10,864,615
Electrical Equipment — 0.9%
Zumtobel Group AG	79,172	787,290

Electronic Equipment, Instruments & Components — 2.3%
AT&S Austria Technologie & Systemtechnik AG	41,681	2,044,526

Energy Equipment & Services — 1.0%
Schoeller-Bleckmann Oilfield Equipment AG(a)	25,414	859,888

Food Products — 0.9%
Agrana Beteiligungs AG	37,881	750,097

Insurance — 4.1%
UNIQA Insurance Group AG	207,848	1,811,927
Vienna Insurance Group AG Wiener Versicherung Gruppe	64,853	1,801,970
		3,613,897
Security	Shares	Value

Machinery — 6.4%
ANDRITZ AG	76,359	$3,644,681
Palfinger AG	29,942	1,157,942
Semperit AG Holding	26,194	773,858
		5,576,481
Metals & Mining — 4.4%
voestalpine AG	114,859	3,876,206

Oil, Gas & Consumable Fuels — 11.5%
OMV AG	188,510	10,010,805

Real Estate Management & Development — 8.3%
CA Immobilien Anlagen AG	65,181	2,677,520
IMMOFINANZ AG	122,385	2,847,419
S IMMO AG	75,833	1,695,965
		7,220,904
Total Common Stocks — 98.4%
(Cost: $82,435,399)		85,739,874

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	2,922,790	2,923,959
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	40,000	40,000
		2,963,959
Total Short-Term Investments — 3.4%
(Cost: $2,963,908)		2,963,959

Total Investments in Securities — 101.8%
(Cost: $85,399,307)		88,703,833

Other Assets, Less Liabilities — (1.8)%		(1,607,805)

Net Assets — 100.0%		$87,096,028

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Austria ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,252,894	$671,373	(a)	$—	$(35)	$(273)	$2,923,959	2,922,790	$11,179	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000	(a)	—	—	—	40,000	40,000	—		—
					$(35)	$(273)	$2,963,959		$11,179		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	29	12/17/21	$1,336	$(6,322)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Austria ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,671,584	$77,068,290	$—	$85,739,874
Money Market Funds	2,963,959	—	—	2,963,959
	$11,635,543	$77,068,290	$—	$88,703,833
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(6,322)	$—	$(6,322)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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